Organization and Basis of Presentation - Additional Information (Detail) $ / shares in Units, $ in Thousands		1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 11, 2019 USD ($) $ / shares shares	Apr. 30, 2019 shares	Sep. 30, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Mar. 05, 2019 shares	Dec. 31, 2017 USD ($)
Organization And Basis Of Presentation [Line Items]
Accumulated deficit | $			$ (163,229)	$ (126,865)		$ (85,763)
Cash, cash equivalents and short-term investment | $			$ 114,100	$ 39,600		$ 28,185
Entity incorporation, date of incorporation			Jun. 17, 2009
Net proceeds from IPO, after deducting underwriters' discounts and commissions | $	$ 7,100
Common stock, conversion basis			One-to-one basis
Stock split, conversion ratio			12.2
Stockholders' equity, reverse stock split			The Company's common stock and convertible preferred stock on a 12.2-for-one basis (the "Reverse Stock Split")
Common Stock
Organization And Basis Of Presentation [Line Items]
Common stock issued			6,555,000
Proceeds from initial public offering | $	$ 99,900
Issuance of common stock upon net exercise of warrants, shares	101,744	29,887	180,952
Fractional shares issued in reverse stock split			45	45
Warrant [Member]
Organization And Basis Of Presentation [Line Items]
Convertible preferred stock, shares issued upon conversion	54,903
Preferred Stock
Organization And Basis Of Presentation [Line Items]
Fractional shares issued in reverse stock split				69
Initial Public Offering
Organization And Basis Of Presentation [Line Items]
Common stock issued	6,555,000
Common stock, offering price per share | $ / shares	$ 17.00
Offering costs | $	$ 4,400
Stock split, conversion ratio	1
Initial Public Offering | Common Stock
Organization And Basis Of Presentation [Line Items]
Convertible preferred stock, shares issued upon conversion					18,670,259
Over-Allotment Option [Member]
Organization And Basis Of Presentation [Line Items]
Common stock issued	855,000
Offering costs | $				$ 1,500
Private Placement [Member]
Organization And Basis Of Presentation [Line Items]
Common stock issued	588,235
Proceeds from issuance of common stock | $	$ 10,000